Acquisition (Details Narrative) - USD ($)	Jul. 08, 2022	Feb. 04, 2022
Visionful [Member]
Business Acquisition [Line Items]
Payment for business acquisition		$ 282,662
Visionful [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued for acquisition		48,844
IPG [Member] | Warrants [Member]
Business Acquisition [Line Items]
Stock issued for acquisition	625,000